Contract liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Contract liabilities
Opening balance	$ 20,443	$ 180,072
Business acquisition	482,173
Payments received in advance	1,199,958	516,820
Payments reimbursed	(37,842)
Transferred to revenues	(766,019)	(676,449)
Closing balance	$ 898,713	$ 20,443